Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary Of Long-Term Debt
A summary of long-term debt is as follows:

(In thousands)	December 31, 2012	December 31, 2011
U.S. Term Loans	$1,156,250	$1,250,000
2017 Senior Notes	550,000	550,000
2018 Senior Notes	826,974	818,774
2020 Senior Notes	1,013,372	1,014,643
2023 Senior Notes	748,452	—
Cash Convertible Notes	1,136,768	937,160
Senior Convertible Notes	—	593,983
Other	132	3,666
	5,431,948	5,168,226
Less: Current portion	94,752	689,146
Total long-term debt	$5,337,196	$4,479,080

Interest Rates On Outstanding Borrowings Under Term Loans
Details of the interest rates in effect at December 31, 2012 and 2011 on the outstanding borrowings under the term loans are in the table below:

	December 31, 2012
(In thousands)	Outstanding	Basis	Rate
U.S. Term Loans:
Swapped to Fixed Rate - January 2014 (1)	$500,000	Fixed	2.35%
Swapped to Fixed Rate - March 2014 (1)	350,000	Fixed	2.20%
Floating Rate	306,250	LIBOR + 1.75%	1.96%
Total U.S. Term Loans	$1,156,250

	December 31, 2011
(In thousands)	Outstanding	Basis	Rate
U.S. Term Loans	$1,250,000	LIBOR + 2.00%	2.34%
____________

(1)
Effective January 2012, $500 million of the U.S. Term Loans have been swapped to a fixed rate of 0.60% plus the specified spread under the Senior Credit Agreement through January 2014. Effective March 2012, an additional $350 million of the U.S. Term Loans have been swapped to a fixed rate of 0.45% plus the specified spread under the Senior Credit Agreement through March 2014. Effective June 2012, $750 million of the currently effective swaps have been extended to maturities ranging from March 2016 to November 2016, thereby fixing a rate of 0.91% plus the specified spread on the underlying U.S. Term Loans, for the extension period. As of December 31, 2012, the specified spread under the Senior Credit Agreement was 175 basis points. These swaps have been designated as cash flow hedges of the variability in interest expense related to our variable rate debt.

Minimum Repayments On Outstanding Borrowings
Mandatory minimum repayments remaining on the outstanding borrowings under the term loans and notes at December 31, 2012, excluding the discounts, premium and conversion features, are as follows for each of the periods ending December 31:

(In thousands)	U.S. Term Loans	Cash Convertible Notes	2017 Senior Notes	2018 Senior Notes	2020 Senior Notes	2023 Senior Notes	Total
2013	$93,750	$1,002	$—	$—	$—	$—	$94,752
2014	125,000	—	—	—	—	—	125,000
2015	187,500	573,998	—	—	—	—	761,498
2016	750,000	—	—	—	—	—	750,000
2017	—	—	550,000	—	—	—	550,000
Thereafter	—	—	—	800,000	1,000,000	750,000	2,550,000
Total	$1,156,250	$575,000	$550,000	$800,000	$1,000,000	$750,000	$4,831,250